Other Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS

	December 31
	2021	2020
Time deposits with original maturities of more than three months	$28,511	$110,500
Restricted demand deposits	1,011	997
Restricted time deposits	222	1,525
	$29,744	$113,022

Current	$28,732	$111,838
Non-current	1,012	1,184
	$29,744	$113,022
The market interest rates of the time deposits with original maturities of more than three months and restricted time deposits were as follows:

	December 31
	2021	2020
Time deposits with original maturities of more than three months	0.14%-2.35%	0.32%-0.43%
Restricted time deposits	0.13%-0.83%	0.13%-0.83%
Refer to Note 29 for information relating to other financial assets pledged as collateral.
FINANCIAL INSTRUMENTS
a.Fair value of financial instruments that are not measured at fair value
Financial instruments not measured at fair value held by the Company include financial assets measured at amortized cost. The management considers that the carrying amounts of financial assets not measured at fair value approximate their fair values or the fair values are not measured reliably.
b.Fair value of financial instruments that are measured at fair value on a recurring basis
1)Fair value hierarchy
December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,862	$107,862
December 31,2020

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,397	$107,397
There were no transfers between Level 1 and 2 in the current and prior years.
2)Reconciliation of Level 3 fair value measurements of financial instruments
The only financial liability subsequently measured at fair value based on Level 3 fair value measurement is redeemable preferred shares and the fair value increased by $465 thousand and $7,397 thousand for the years ended December 31, 2021 and 2020, respectively.
3)Valuation techniques and inputs applied for Level 3 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Debt instruments – redeemable preferred shares	Discounted cash flow: Future cash flows are estimated based on observable forward exchange rates at the end of the reporting period, dividend rate and contract exchange rate when redeeming, discounted at a rate that reflects the credit risk of the Company.
The fair values of redeemable preferred shares were determined using the discounted cash flow method, which was used to capture the present value of the expected future economic resources outflow. The significant unobservable inputs used are listed in the table below. An increase in discount rate used in isolation would result in a decrease in the fair value.

	December 31
	2021	2020
Discount rate	6.75%	6.17%
If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair value of the shares would increase (decrease) as follows:

	December 31
	2021	2020
Discount rate
1% increase	$(41)	$(1,188)
1% decrease	$41	$1,214
4)Valuation process for the fair value measurement within Level 3
The finance department of the Company reviewed the reliability, independence and correspondence of the information sources in representative of the fair value. Any adjustments should be made in order to ensure the rationality of the valuation presented.
c.Categories of financial instruments

	December 31
	2021	2020
Financial assets
Amortized cost (Note 1)	$268,420	$248,970

Financial liabilities
FVTPL
Designated as at FVTPL	107,862	107,397
Amortized cost (Note 2)	515,665	409,747
1)The balances included financial assets measured at amortized cost, which comprise cash and cash equivalents, trade receivables, other financial assets, partial other assets and refundable deposits.
2)The balances included financial liabilities measured at amortized cost, which comprise short-term and long-term borrowings, notes payable and trade payables, bonds payable, partial other payables and guarantee deposits received.
d.Financial risk management objectives and policies
The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.
1)Market risk
The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).
a)Foreign currency risk
The Company undertook transactions denominated in foreign currencies; consequently, was exposed to the exchange rate fluctuations.
Sensitivity analysis
Since the primary operating entities of the Company are located in Taiwan, which mainly transact in New Taiwan dollars (NTD), those entities were mainly exposed to the fluctuations of USD.
The following table details the Company’s sensitivity to a 1% increase and decrease in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicates an increase in pre-tax profit (loss) or equity associated with NTD strengthens 1% against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on equity, and the balances below would be negative.

	For the Year Ended December 31
	2021	2020	2019

Profit or loss	$(90)	$(1,037)	$9
Equity	2,067	2,412	2,414
b)Interest rate risk
The Company was exposed to interest rate risk because the entities in the Company borrowed funds at both fixed and floating interest rates. The Company’s interest rate risk was mainly concentrated in the fluctuation of the benchmark interest rate arising from cash and cash equivalents - time deposits and repurchase agreements collateralized by bonds, other financial assets, short-term borrowings, long-term borrowings, bonds payable, financial liabilities designated as at FVTPL and leasing liabilities. The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	December 31
	2021	2020
Fair value interest rate risk
Financial assets	$204,747	$204,097
Financial liabilities	134,604	138,381
Cash flow interest rate risk
Financial assets	42,426	27,963
Financial liabilities	434,898	348,753
The sensitivity analyses below were determined based on the Company’s exposure to interest rates for non-derivative instruments at the end of the reporting period. For floating rate liabilities, the analyses were prepared assuming the amount of the liability outstanding at the end of the reporting period was outstanding for the whole year. A 10 basis points increase or decrease was used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
If interest rates had been 10 basis points higher/lower and all other variables were held constant, the Company’s loss for the years ended December 31, 2021, 2020 and 2019 would increase/decrease by $392 thousand, $321 thousand and $169 thousand, respectively.
2)Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company’s credit risk was mainly arising from bank deposits, trade receivables, other receivables, other financial assets and refundable deposits. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.
3)Liquidity risk
The Company manages liquidity risk by monitoring and maintaining a level of cash deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of bank borrowings and ensures compliance with loan covenants.
Liquidity and interest risk rate tables for non-derivative financial liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.
December 31, 2021

	Interest Rate %	On Demand or Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	5+ Years
Non-derivative financial liabilities
Non-interest bearing		$44,998	$34,661	$49	$1,027	$33
Lease liabilities	1.20-2.40	1,124	2,071	8,346	15,919	—
Fixed interest rate liabilities	7.00	108,110	—	—	—	—
Variable interest rate liabilities	0.90-4.12	74,964	19,147	144,436	196,351	—
		$229,196	$55,879	$152,831	$213,297	$33
December 31, 2020

	Interest Rate %	On Demand or Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	5+ Years
Non-derivative financial liabilities
Non-interest bearing		$49,361	$10,094	$561	$1,114	$—
Lease liabilities	1.90-2.28	1,016	1,965	8,342	20,135	—
Fixed interest rate liabilities	3.70-7.00	—	160	481	115,474	—
Variable interest rate liabilities	1.09-3.71	71,174	1,068	25,623	250,889	—
		$121,551	$13,287	$35,007	$387,612	$—

Bank credit limit

	December 31
	2021	2020
Unsecured bank general credit limit
Amount used (Note)	$335,983	$259,888
Amount unused	222,225	80,735
	$558,208	$340,623
Note: The calculation of amount used was based on the initial long-term borrowing amount of the Company, and would not be affected before the Company repays the full amount of all the initial long-term borrowings. The amount used included guarantees for customs duties and government grants.